Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 593,770		$ 559,208
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	587,104		552,277
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	108,370		90,045
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,868		14,074
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	95,349		86,864
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,602		24,040
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	320,352		318,480
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	126,335		122,652
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	36,474		36,824
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,390		11,289
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,924		10,589
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	111,722		114,638
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,529
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,260
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	22,563		18,775
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,291		3,165
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,667		6,930
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	570,763		528,619
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	564,096		521,689
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	108,370		90,045
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,666		14,055
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	95,349		86,864
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,602		24,040
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		298,248		288,420	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		115,679		106,554	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		28,578		26,888	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		10,845		10,626	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		8,029		8,431	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		111,707		114,621	[1]
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,216
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,798
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	21,862		18,265
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,104		2,949
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,667		6,930
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,782		28,582
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,782		28,582
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	202		19
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,357		28,531
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,859		15,394
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,858		9,907
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	457		572
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,263		1,557
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	297
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	445
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	223		33
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	62		33
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets						$ 432
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,226		2,006	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,226		2,006	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,748	[1]	1,529	[1],[2]	432
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	796		704
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	38		29
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	88		90
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	632		601
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14		17
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	478		477	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	125		184	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		594,706				592,800
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		588,039				584,700
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		108,370				90,000
Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,875				14,100
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		95,350				92,000
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,601				24,000
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		321,124				326,700
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		22,718				37,800
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		108,370
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,669
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		95,350
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,601
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		298,316
Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		21,905
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		203
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		20,510
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		227
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[3]					1,308
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[4]	2,886
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		3
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,297				1,104
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		836
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		54
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		170
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		888
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		31
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		586
Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,054)		(1,146)
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(937)		(1,037)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(937)		(1,037)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(7)		(5)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(772)		(890)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(138)		(128)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(59)		(64)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(95)		(71)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(281)		(295)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(21)		(86)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(30)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(86)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(155)		(139)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(113)		(118)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(176)		(148)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(117)		(97)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(117)		(97)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(3)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(2)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(69)		(62)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)		(12)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)		(4)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)		(6)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)		(8)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(5)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(43)		(30)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)		(29)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(183)		(193)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(159)		(168)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(159)		(168)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(155)		(167)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(83)		(71)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(40)		(54)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(12)		(24)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(695)		(806)		(706)	[3]
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(660)		(772)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(660)	[4]	(772)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)		(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(549)		(661)		(672)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(39)		(45)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)		(6)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(82)		(65)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(256)		(262)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(17)		(81)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(78)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(109)		(108)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(77)		(89)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	594,750		561,442
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	588,084		554,512
UBS AG | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	108,370		90,045
UBS AG | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,642		14,027
UBS AG | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	95,349		86,864
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,603		24,040
UBS AG | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		321,482		320,687	[1]
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		126,335		122,652	[1]
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		36,474		36,824	[1]
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		11,390		11,289	[1]
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		9,924		10,589	[1]
UBS AG | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		111,722		113,461	[1]
UBS AG | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,529
UBS AG | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,260
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	22,637		18,850
UBS AG | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,291		3,166
UBS AG | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,667		6,930
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	571,743		530,808
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	565,076		523,878
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	108,370		90,045
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16,440		14,007
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	95,349		86,864
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,603		24,040
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		299,378		290,582	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		115,679		106,553	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		28,578		26,888	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		10,845		10,626	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		8,029		8,431	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		111,707		113,444	[1]
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,216
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,798
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	21,936		18,339
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,104		2,948
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	6,667		6,930
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,782		28,628
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,782		28,628
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	202		18
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	20,357		28,575
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,859		15,394
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,858		9,907
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	457		571
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,263		1,557
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	297
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	445
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	223		33
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	62		33
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets						432
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,226		2,007	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,226		2,007	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		1,748	[1]	1,530	[1],[2]	432
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	796		704
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	38		30
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	88		90
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	632		600
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14		17
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	16
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	478		477	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	125		184	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Gross carrying amount | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		595,687				592,800
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		589,020				584,700
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		108,370				90,000
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,649				14,100
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		95,351				92,000
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,603				24,000
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		322,255				326,700
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		22,792				37,800
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		108,370
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		16,443
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		95,351
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		23,603
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		299,448
UBS AG | Gross carrying amount | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		21,979
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		203
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		20,510
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		227
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[3]					1,308
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[4]	2,886
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		3
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		2,297				1,104
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		836
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		54
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		170
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		888
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		31
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		586
UBS AG | Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,054)		(1,146)
UBS AG | Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(937)		(1,037)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(937)		(1,037)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(7)		(5)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(772)		(890)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(138)		(128)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(59)		(64)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(95)		(71)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(281)		(295)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(21)		(86)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(30)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(86)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(155)		(139)
UBS AG | Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(113)		(118)
UBS AG | Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(176)		(148)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(117)		(97)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(117)		(97)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(3)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(69)		(62)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)		(12)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)		(4)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)		(6)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)		(8)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(5)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(6)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(43)		(30)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(34)		(29)
UBS AG | Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(183)		(193)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(159)		(168)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(159)		(168)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(155)		(167)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(83)		(71)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(40)		(54)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(12)		(24)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)		(1)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)		(1)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(695)		(806)		(706)	[3]
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(660)		(772)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(660)	[4]	(772)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)		(3)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(549)		(661)		$ (672)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(39)		(45)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(16)		(6)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(82)		(65)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(256)		(262)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(17)		(81)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(11)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(78)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(109)		(108)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(77)		(89)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0		$ 0

[1]	The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

[3]	December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.
[4]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9